Investment in cost method investees	12 Months Ended
Dec. 31, 2012
Investment in cost method investees
Investment in cost method investees

5. Investment in cost method investees

        The Company applies the cost method of accounting for investments in unconsolidated affiliates when the Company does not have the ability to exercise significant influence.

        In September 2012, the Company acquired 8.02% equity interest in Gamespedia Holdings Limited ("Gamespedia") for $6.2 million in cash. Gamespedia is a Cayman company and operates its mini game portal website through its wholly owned subsidiaries and VIEs in China. This investment is accounted for under the cost method.

        As of December 31, 2012, there were no indicators of impairment for any of the Group's equity investments.